Property, Plant and Equipment - Schedule of Estimated Useful LIves of LNG Terminal Components (Details)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Useful life	20 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	15 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	50 years
Other [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	15 years
Other [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	30 years
LNG storage tanks [Member]
Property, Plant and Equipment [Line Items]
Useful life	50 years
Marine berth, electrical, facility and roads [Member]
Property, Plant and Equipment [Line Items]
Useful life	35 years
Regasification processing equipment (recondensers, vaporization, and vents) [Member]
Property, Plant and Equipment [Line Items]
Useful life	30 years